Significant Components of Contract Acquisition Costs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Conversion costs, net	$ 85,402	$ 88,765
Payments for processing rights, net	75,865	74,222
Total	$ 161,267	$ 162,987